INCOME TAXES - Net deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets;
Net operating loss carryforwards	$ 3,678,381	$ 1,690,095	$ 1,520,710
Other current assets	776,016	1,312,997	41,298
Stock-based compensation	565,018	216,918	38,050
Operating lease liabilities	548,732	254,088	167,521
Financial liabilities	173,587	163,011	82,808
Accounts receivable, net	121,417	94,387	5,255
Accrued expenses and other current liabilities	89,475	16,951	96,411
Other non-current liabilities	71,445	14,933	11,681
Total deferred tax assets	6,024,071	3,763,380	1,963,734
Deferred tax liabilities;
Property, equipment and deposits, net	(1,428,847)	(731,113)	(379,515)
Operating lease right of use assets	(687,993)	(254,088)	(167,521)
Other	(26,798)	(42,298)	(3,648)
Total deferred tax liabilities:	(2,143,638)	(1,027,499)	(550,684)
Less valuation allowance	$ (3,880,433)	$ (2,735,881)	$ (1,413,050)	$ (1,162,612)